Employee benefits (Details - Textuals) R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$)
Employee benefits
Maximum percentage of employees' salary to be paid as contribution by participating entities in defined benefit plan	4.00%
Consideration to be paid by participants in defined benefit plan	R$ 0
Post-employment obligations	0
Other long-term benefits	R$ 0